Basis of Presentation and Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013 categories	Sep. 28, 2012	Sep. 30, 2011
Property, Plant and Equipment:
Depreciation expense	$ 287	$ 281	$ 290
Number of asset categories related to the acquisition of new electronic security business customers	3
Number of months after purchase in which cancellation of monitoring service results in a chargeback, low end of range	6 months
Number of months after purchase in which cancellation of monitoring service results in a chargeback, high end of range	12 months
Maximum ownership percentage for long-term investments in marketable equity securities marked to market at end of period	20.00%
Decrease in insurable liabilities due to change in risk-free rate of return discount.	14	15
Insurable liabilities	$ 58	$ 58
Dealer intangibles
Property, Plant and Equipment:
Estimated useful lives under accelerated method, minimum	12 years
Estimated useful lives under accelerated method, maximum	15 years
Pooled subscriber systems and related deferred revenue
Property, Plant and Equipment:
Estimated useful lives under accelerated method, maximum	15 years
Commercial subscriber pools
Property, Plant and Equipment:
Accelerated method declining balance rate, percentage, minimum	135.00%
Accelerated method declining balance rate, percentage, maximum	360.00%
Non-pooled subscriber system assets
Property, Plant and Equipment:
Estimated useful lives	14 years
Minimum
Property, Plant and Equipment:
Estimated useful lives of intangible assets	4 years
Maximum
Property, Plant and Equipment:
Estimated useful lives of intangible assets	40 years
Maximum | Buildings and related improvements
Property, Plant and Equipment:
Estimated useful lives	50 years
Maximum | Subscriber systems
Property, Plant and Equipment:
Estimated useful lives	15 years
Maximum | Other machinery, equipment and furniture and fixtures
Property, Plant and Equipment:
Estimated useful lives	21 years